Fixed Assets (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Vessels, net	$ 266,280,506	$ 209,213,671
Other fixed assets, net	2,919,635	2,977,746
Less: vessel held for sale	(3,486,254)	(4,523,804)
Total fixed assets, net	265,713,887	207,667,613
mv BULK PANGAEA [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	20,368,405	21,176,498
mv BULK CAJUN [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	0	4,523,804
mv BULK DISCOVERY [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	3,486,254	3,741,375
mv BULK PATRIOT [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	14,361,607	14,988,585
mv BULK JULIANA [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	13,615,793	14,023,118
mv NORDIC ODYSSEY [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	28,539,097	29,125,309
mv NORDIC ORION [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	29,057,542	29,627,397
mv BULK TRIDENT [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	16,063,979	16,430,154
mv BULK BEOTHUK [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	12,940,876	13,228,238
mv BULK NEWPORT [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	14,421,584	14,733,879
mv NORDIC BARENTS [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	6,691,807	7,000,000
mv NORDIC BOTHNIA [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	6,685,204	7,000,000
mv NORDIC OSHIMA [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	33,132,711	33,615,314
mv NORDIC OLYMPIC [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	33,359,775	0
mv NORDIC ODIN [Member]
Property, Plant and Equipment [Line Items]
Vessels, net	$ 33,555,872	$ 0